Fees and Expenses	Apr. 28, 2025
Sweep Shares Prospectus | Schwab Government Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Sweep Shares
None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19
Distribution (12b-1) fees	None
Other expenses	0.26
Total annual fund operating expenses	0.45
Less expense reduction	(0.01)
Total annual fund operating expenses after expense reduction(1)	0.44

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.44% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Sweep Shares	$45	$141	$246	$555

Schwab Prime Advantage Money Fund | Schwab Prime Advantage Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Investor Shares	Ultra Shares
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19
Distribution (12b-1) fees	None	None
Other expenses	0.16	0.01
Total annual fund operating expenses	0.35	0.20
Less expense reduction	(0.01)	(0.01)
Total annual fund operating expenses after expense reduction(1)	0.34	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Ultra Shares	$19	$61	$107	$243

Schwab Government Money Fund - Investor & Ultra Shares | Schwab Government Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Investor Shares	Ultra Shares
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19
Distribution (12b-1) fees	None	None
Other expenses	0.16	0.01
Total annual fund operating expenses	0.35	0.20
Less expense reduction	(0.01)	(0.01)
Total annual fund operating expenses after expense reduction(1)	0.34	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Ultra Shares	$19	$61	$107	$243

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Investor Shares	Ultra Shares
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19
Distribution (12b-1) fees	None	None
Other expenses	0.16	0.01
Total annual fund operating expenses	0.35	0.20
Less expense reduction	(0.01)	(0.01)
Total annual fund operating expenses after expense reduction(1)	0.34	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Ultra Shares	$19	$61	$107	$243

Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19
Distribution (12b-1) fees	None
Other expenses	0.02
Total annual fund operating expenses	0.21
Less expense reduction	(0.02)
Total annual fund operating expenses after expense reduction(1)	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Schwab U.S. Treasury Money Fund | Schwab U.S. Treasury Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Investor Shares	Ultra Shares
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19
Distribution (12b-1) fees	None	None
Other expenses	0.16	0.01
Total annual fund operating expenses	0.35	0.20
Less expense reduction	(0.01)	(0.01)
Total annual fund operating expenses after expense reduction(1)	0.34	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Ultra Shares	$19	$61	$107	$243

Schwab AMT Tax-Free Money Fund | Schwab AMT Tax-Free Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Investor Shares	Ultra Shares
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19
Distribution (12b-1) fees	None	None
Other expenses	0.17	0.02
Total annual fund operating expenses	0.36	0.21
Less expense reduction	(0.02)	(0.02)
Total annual fund operating expenses after expense reduction(1)	0.34	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Ultra Shares	$19	$61	$107	$243

Schwab Municipal Money Fund | Schwab Municipal Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Investor Shares	Ultra Shares
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19
Distribution (12b-1) fees	None	None
Other expenses	0.16	0.01
Total annual fund operating expenses	0.35	0.20
Less expense reduction	(0.01)	(0.01)
Total annual fund operating expenses after expense reduction(1)	0.34	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Ultra Shares	$19	$61	$107	$243

Schwab California Municipal Money Fund | Schwab California Municipal Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Investor Shares	Ultra Shares
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19
Distribution (12b-1) fees	None	None
Other expenses	0.16	0.01
Total annual fund operating expenses	0.35	0.20
Less expense reduction	(0.01)	(0.01)
Total annual fund operating expenses after expense reduction(1)	0.34	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Ultra Shares	$19	$61	$107	$243

Schwab New York Municipal Money Fund | Schwab New York Municipal Money Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Investor Shares	Ultra Shares
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19
Distribution (12b-1) fees	None	None
Other expenses	0.17	0.02
Total annual fund operating expenses	0.36	0.21
Less expense reduction	(0.02)	(0.02)
Total annual fund operating expenses after expense reduction(1)	0.34	0.19

(1)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$35	$109	$191	$431
Ultra Shares	$19	$61	$107	$243